BRIDGE LOANS LIABILITIES (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 shares	Feb. 29, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Jan. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Mar. 07, 2023 shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.00%							4.00%
Percentage of voting equity interests acquired											2.00%
Risk free interest rate, share options granted		3.42%
Expected volatility, share options granted		81.92%
Issue of convertible instruments					$ 569,000	$ 828
Number of shares issued | shares	1,237,751	864,000					864,000	1,237,751		1,000,000
Warrant per share	$ 0.25							$ 0.25
Expected dividend as percentage, share options granted		0.00%
Proceeds from warrants | $								$ 1,023
Three valuation models [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted								3.91%	3.99%
Expected volatility, share options granted								73.74%	81.03%
Expected term of warrants								4 years 2 months 4 days	5 years 2 months 4 days
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted			$ 0.5
Issue of convertible instruments | $			$ 407,000
Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		10.00%					10.00%
Accumulated interest | $								$ 1,739,000
Fair value of bonus warrants | $									$ 24,000
Risk free interest rate, share options granted								4.13%
Expected volatility, share options granted								70.39%
Expected term of warrants								3 years
Issue of convertible instruments | $	750,000			$ 1,350,000
Redeemable warrants | $	$ 1,450,000			$ 1,000,000				$ 1,450,000
Number of shares issued | shares	4,032,256			872,418				4,032,256
Share purchase price	$ 1.17
Expected dividend as percentage, share options granted								0.00%
Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares								11,045
Exercise price, share options granted								$ 253
Bridge loan agreements [member] | Redeemable warrants [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity								five years
Bridge loan agreements [member] | Redeemable warrants type 1 [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity								five years
Warrants to purchase shares | shares								15,545
Exercise price, share options granted								$ 110
Weighted average share price, share options granted								$ 253
Percentage of voting equity interests acquired	50.00%							50.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $								$ 72,000	1,973,000
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Third anniversary [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	25.00%							25.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Fourth anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted								$ 110
Percentage of voting equity interests acquired	25.00%							25.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity								five years
Warrants to purchase shares | shares								10,454
Weighted average share price, share options granted								$ 253
Description of approach used to determine discount rates								Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $								$ 421,000	$ 696,000
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted								$ 110
Percentage of voting equity interests acquired	50.00%							50.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted								$ 110
Percentage of voting equity interests acquired	50.00%							50.00%
Bridge loan agreements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity							two years
Bridge loan agreements [member] | Eleven lenders [member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants | $							$ 3,860,000